Borrowings (Other Disclosures) (Details) - USD ($)		12 Months Ended
	Jul. 11, 2016	Dec. 31, 2017	Dec. 31, 2016
Federal Home Loan Bank, Advances
FHLB advances, maximum amount available		$ 7,000,000,000
FHLB advances, available collateral amount		5,700,000,000
FHLB advances, line of credit		763,000,000
FHLB, non-current		1,405,000,000	$ 1,200,000,000
Derivative cash received		830,000,000
Payment of interest on trust preferred securities		0
Senior Notes | Senior notes, matures 2021
Federal Home Loan Bank, Advances
Debt instrument face amount	$ 250,000,000
Redemption price percentage	100.00%
Long-term fixed rate advances
Federal Home Loan Bank, Advances
FHLB, non-current		$ 1,130,000,000	$ 1,025,000,000
Three Month LIBOR
Federal Home Loan Bank, Advances
Debt instrument, variable interest rate term (in months)		3 months
FHLB Advances, Interest Rate Reset Period (in months)		3 months
FHLB Advances, Prepayment Notification Period (in months)		3 months
FHLB Advances, Initial Lockout Period (in months)		12 months
Treasury rate | Senior Notes | Senior notes, matures 2021
Federal Home Loan Bank, Advances
Variable rate on spread	0.50%